SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2025	$ 1,874
Imputed interest	(12)	$ (717)
Total operating lease liability	$ 1,862	19,362
Fiscal Year 2025		$ 20,079